UMB FUND SERVICES, INC.
                        803 West Michigan Street, Suite A
                           Milwaukee, Wisconsin 53233
                                  414/299-2000


March 13, 2006


Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C.  20549

Re:      Nakoma Mutual Funds

Ladies and Gentlemen:

Transmitted for filing on behalf of Nakoma Mutual Funds, a Delaware Statutory Trust (the "Trust"), is the Trust's Registration Statement on Form N-1A, including exhibits thereto, other than those exhibits to be filed by amendment, relating to the proposed issuance and sale of shares of Common Stock, no par value, of the Trust and its proposed operation as an investment company. The Trust has already filed today as a separate submission a Form N-8A.

The Expense Limitation Agreement, Opinion of Counsel; Consent of Independent Accountants and Initial Capital Agreement, have been omitted but will be included in a subsequent amendment.

The Trust would like to commence operations as soon as possible. The Trust, Fund Counsel, and we, as the proposed administrator to the Trust, will promptly respond to any requests for additional information and will cooperate to the fullest extent with the Staff in order to ensure an accellerated effective date for the Registration Statement. Please contact Steven Lentz at 612-766-8651 with any comments you may have regarding the Registration Statement.

Sincerely,


/s/Lesli Hosford McLinden
Assistant General Counsel

Encl.